Earnings (Loss) Per Common Share - Schedule of Basic and Diluted Earnings (Loss) Per Common Share (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net earnings (loss) attributable to ATA Creativity Global	¥ 29,633,544	¥ (122,253,989)	$ (17,560,687)	¥ 854,925,914
Dividends paid to participating securities | ¥	3,749,630			13,249,006
Redeemable non-controlling interest redemption value accretion | ¥	3,748,639	6,008,491		6,085,542
Net earnings (loss) available to common shareholders | ¥	¥ 22,135,275	¥ (128,262,480)		¥ 835,591,366
Denominator for basic earnings (loss) per share:
Weighted average common shares outstanding | shares	45,793,127	50,915,710	50,915,710	45,796,886
Denominator for diluted earnings (loss) per share | shares	45,793,127	50,915,710	50,915,710	45,796,886
Basic loss per common share from continuing operations	¥ (1.72)	¥ (2.62)		¥ (1.81)
Diluted loss per common share from continuing operations	(1.72)	(2.62)		(1.81)
Basic earnings per common share from discontinued operations	2.20	0.10		20.06
Basic and diluted earnings from discontinued operations per common share attributable to ATA Creativity Global | (per share)	2.20	0.10	$ 0.01	20.06
Basic earnings (loss) per common share attributable to ATA Creativity Global	0.48	(2.52)		18.25
Diluted earnings (loss) per common share attributable to ATA Creativity Global	¥ 0.48	¥ (2.52)		¥ 18.25